ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the followings

	March 31,2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Trade receivables	322,170,980	488,422,373	$68,793,821
Allowance for doubtful accounts	(13,615,875)	(20,062,985)	(2,825,852)
Accounts receivable, net	308,555,105	468,359,388	$65,967,969

The allowance for doubtful accounts reflects YS Group’s best estimate of probable losses inherent in the accounts receivable balance. YS Group estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of YS Group’s customers, current and forecasted future economic conditions, and other factors that may affect customers’ ability to pay. During the six months ended September 30, 2022 and 2021, YS Group recorded approximately RMB6.4 million and RMB2.9 million of bad debt expense, respectively.

Below is an analysis of the movements in the allowance for doubtful account:

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
	(Unaudited)	(Unaudited)	(Unaudited)
Balance at April 1,	8,530,951	13,615,875	$1,917,783
Additions	2,888,417	6,447,110	908,069
Balance at September 30	11,419,368	20,062,985	$2,825,852

NOTE 4 — ACCOUNTS RECEIVABLE, NET

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Trade receivables	223,033,688	322,170,980	$50,749,973
Allowance for doubtful accounts	(8,530,951)	(13,615,875)	(2,144,840)
Accounts receivable, net	214,502,737	308,555,105	$48,605,133

The allowance for doubtful accounts reflects YS Group’s best estimate of probable losses inherent in the accounts receivable balance. YS Group estimates the allowance based on historical experience, the age of the accounts receivable balances, credit quality of YS Group’s customers, current and forecasted future economic conditions, and other factors that may affect customers’ ability to pay. During the fiscal years ended March 31, 2022 and 2021, YS Group recorded approximately RMB5.1 million and RMB6.4 million bad debt expense, respectively.

YS Group’s accounts receivable are not written off  in the track period. Below is an analysis of the movements in the allowance for doubtful account:

	For the Fiscal Year Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	2,116,317	8,530,951	$1,343,838
Additions	6,414,634	5,084,924	801,002
Balance at end of the year	8,530,951	13,615,875	$2,144,840